LIFE OF VIRGINIA SEPARATE ACCOUNT I

STATEMENTS OF ASSETS
& LIABILITIES
(Unaudited)
June 30, 1997


A GE Capital Services Company

LIFE OF VIRGINIA SEPARATE ACCOUNT I


Table of Contents

For the six months ended June 30, 1997
------------------------------------------------------------------------------
                                                                          Page
Financial Statements:

      Statement of Assets and Liabilities...................................1
      Statement of Operations...............................................2
      Statement of Changes in Net Assets....................................3

Notes to Financial Statements...............................................4

------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Statement of Assets and Liabilities
As of June 30, 1997

===============================================================================================================================

                                                                               GE Investments Funds, Inc.
                                                         ----------------------------------------------------------------------
                                                                         S&P 500     Government        Money            Total
                                                                           Index     Securities        Market           Return
Assets                                                                      Fund          Fund          Fund            Fund
-------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at
   fair value (note 2):
      S&P 500 Index Fund (146,912
         shares; cost - $2,277,959)                                   $2,626,779           --             --             --
      Government Securities Fund (112,390
        shares; cost - $1,126,747)                                          --        1,086,808           --             --
      Money Market Fund (1,900,166 shares;
        cost - $3,567,318)                                                  --             --        1,900,166           --
      Total Return Portolio (34,518 shares;
        cost - $432,117)                                                    --             --             --          484,984
Receivable from affiliate (note 3)                                        10,290           --             --             --
Receivable for units sold                                                   --             --             --              117
-----------------------------------------------------------------------------------------------------------------------------
 Total assets                                                         $2,637,069      1,086,808      1,900,166        485,101
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)                               434          4,993            107            252
Payable for units withdrawn                                                  442              8              1           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            876          5,001            108            252
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                            $2,636,193      1,081,807      1,900,058        484,849
=============================================================================================================================
Analysis of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
For flexible premium variable life insurance policies                 $2,636,193         55,974         89,160        484,849
Attributable to The Life Insurance Company of Virginia                      --        1,025,833      1,810,898           --
-----------------------------------------------------------------------------------------------------------------------------
 Net assets                                                           $2,636,193      1,081,807      1,900,058        484,849
=============================================================================================================================
Outstanding units                                                         39,768         46,549        106,805         12,742
=============================================================================================================================
Net asset value per unit                                              $    66.29          23.24          17.79          38.05
=============================================================================================================================


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Statement of Operations
For the Six Months Ended June 30, 1997

================================================================================================================================
                                                                              GE Investments Funds, Inc.
                                                       -------------------------------------------------------------------------
                                                              S&P 500         Government               Money              Total
                                                                Index         Securities              Market             Return
                                                                 Fund               Fund                Fund               Fund
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends from GE Investments
         Fund, Inc.                                            $   --               --              1,749,138                --
     Expenses - Mortality and expense risk
        charges (note 3)                                          5,988             145                   188              1,148
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            (5,988)           (145)            1,748,950             (1,148)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
     investments:
     Net realized gain (loss)                                     4,097            (457)               (1,296)             2,256
     Unrealized appreciation (depreciation)
       on investments                                           400,970          12,764            (1,699,518)            44,217
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
     on investments                                             405,067          12,307            (1,700,814)            46,473
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
      from operations                                        $  399,079          12,162                48,136             45,325
=================================================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Statement of Changes in Net Assets
As of June 30, 1997

=====================================================================================================================
                                                                            GE Investments Funds, Inc.
                                                  -------------------------------------------------------------------
                                                          S&P 500        Government          Money             Total
                                                            Index        Securities         Market            Return
                                                             Fund              Fund           Fund              Fund
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income                                $    (5,988)            (145)       1,748,950           (1,148)
  Net realized gain (loss)                                   4,097             (457)          (1,296)           2,256
  Unrealized appreciation
      (depreciation) on investments                        400,970           12,764       (1,699,518)          44,217
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations                                              399,079           12,162           48,136           45,325
---------------------------------------------------------------------------------------------------------------------
From capital transactions:
   Net premiums                                             67,498            2,977            2,375           17,145
   Loan interest                                            (2,608)             (88)             (75)            (697)
   Transfers (to) from the general
      account of Life of Virginia:
        Death benefits                                        --               --               --               --
        Surrenders                                          (8,478)            (137)            --            (12,936)
        Loans                                                  309             (198)             (75)          (2,430)
        Cost of insurance (note 3)                         (61,367)          (2,156)          (5,103)         (17,251)
        Transfer gain (loss) and
          transfer fees (note 3)                               239              (87)           1,657              (70)
        Capital contribution
          (withdrawal)                                        --               --               --               --
   Interfund transfers                                     (28,586)          (5,078)          30,084            3,580
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   capital transactions                                    (32,993)          (4,768)          28,863          (12,659)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                          366,086            7,395           76,999           32,666

Net assets at beginning of year                          2,270,107        1,074,412        1,823,059          452,183
---------------------------------------------------------------------------------------------------------------------
 Net assets at end of year                             $ 2,636,193        1,081,807        1,900,058          484,849
=====================================================================================================================


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Notes to Financial Statements

June 30, 1997

===============================================================================

(1)      Description of Entity

         Life of Virginia Separate Account I (the Account) is a separate investment account established in 1984 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by Life of Virginia prior to December 31, 1988. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Life Insurance Group, Inc. General Electric Capital Assurance Corporation and GE Life Insurance Group, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company.

   (2)   Summary of Significant Accounting Policies

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

         The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months June 30, 1997 was:




                                      Cost of Shares            Proceeds From
         Fund/Portfolio                     Acquired              Shares Sold
         ---------------------------------------------------------------------

         S&P 500 Index                   $ 1,022,318                $ 111,142
         Government Securities               110,902                    7,982
         Money Market                      1,871,886                    5,377
         Total Return                        148,635                   37,012
         ====================================================================
                                       4

                                                                    (Continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Notes to Financial Statements

June 30, 1997
================================================================================
(2)      Continued

         Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

         Use of Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from those estimates.

   (3)   Related Party Transactions

         Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with accomplishing the surrender.

         A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance and any benefits added by rider. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of .50% of the net assets of the Account.

         Gains or losses resulting from the processing time between the receipt of an initial net premium and the investment of that premium are charged to Life of Virginia. In addition, any such gain or loss resulting from the processing time between a request for policy surrender and the sale of underlying shares is also charged to Life of Virginia.

         GE Investment Funds, Inc. (the Fund) is an open-end diversified management investment company whose shares are sold to Life of Virginia's Separate Accounts.

                                                                     (Continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Notes to Financial Statements

June 30, 1997

===============================================================================
(3)      Continued

         Forth Financial Securities Corporation (FFSC), an affiliate of Life of Virginia, acts as principal underwriter (as defined in The Investment Company Act of 1940) of the Account's policies pursuant to an agreement with Life of Virginia. GE Investment Management Incorporated currently serves as investment adviser to GE Investment Funds, Inc. (formerly Life of Virginia Series Fund, Inc.). Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and had agreed to reimburse the Fund for certain expenses of each of the Fund's portfolios.

         As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund.

         Certain officers and directors of Life of Virginia are also officers and directors of FFSC and the Fund.

==============================================================================